UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22894

INVESTMENT MANAGERS SERIES TRUST II

(Exact name of registrant as specified in charter)

235 W. Galena Street

Milwaukee, WI 53212

(Address of principal executive offices) (Zip code)

Constance Dye Shannon

UMB Fund Services, Inc.

235 W. Galena Street

Milwaukee, WI 53212

(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: October 31

Date of reporting period: January 31, 2018

Item 1. Schedule of Investments.

Cedar Ridge Unconstrained Credit Fund

SCHEDULE OF INVESTMENTS

As of January 31, 2018 (Unaudited)

Principal Amount		Value

	Bank Loans – 0.0%
$405,262	SquareTwo Financial Corp. 11.000%(US LIBOR+1,000 basis points), 5/24/2019[1,2,3,4,5]	$5,175

	Total Bank Loans (Cost $543,380)	5,175

Number of Shares

	Common Stocks – 0.5%
	Consumer Discretionary – 0.1%
6,978	CHC Group LLC*, 5, 6, 7	48,846

	Energy – 0.0%
341	Midstates Petroleum Co., Inc.*, 6	5,596

	Utilities – 0.4%
17,125	Vistra Energy Corp.*, 6	333,937

	Total Common Stocks (Cost $1,240,470)	388,379

Principal Amount

	Corporate Bonds – 39.8%
	Communications – 6.4%
$1,000,000	Clear Channel Worldwide Holdings, Inc. 6.500%, 11/15/2022[6,8]	1,029,470
1,500,000	Gogo, Inc. 3.750%, 3/1/2020[6,9]	1,300,167
1,000,000	Intelsat Jackson Holdings S.A. (Luxembourg) 7.250%, 10/15/2020[6,7,8]	872,500
290,000	Intelsat Luxembourg S.A. (Luxembourg) 7.750%, 6/1/2021[6,7,8]	131,138
1,500,000	Lee Enterprises, Inc. 9.500%, 3/15/2022[6,8,10]	1,560,000
		4,893,275
	Consumer Discretionary – 8.5%
1,000,000	Allison Transmission, Inc. 5.000%, 10/1/2024[6,8,10]	1,010,000
1,500,000	Gap, Inc. 5.950%, 4/12/2021[6,8]	1,604,163
	General Motors Co.
500,000	6.250%, 10/2/2043[6]	590,248
750,000	5.200%, 4/1/2045[6]	781,434
1,000,000	Hertz Corp. 7.375%, 1/15/2021[6,8]	1,000,000

Cedar Ridge Unconstrained Credit Fund

SCHEDULE OF INVESTMENTS - Continued

As of January 31, 2018 (Unaudited)

Principal Amount		Value

	Corporate Bonds (Continued)
	Consumer Discretionary (Continued)
$1,500,000	Jo-Ann Stores Holdings, Inc. 9.750%, 10/15/2019[6,8,10]	$1,470,000
		6,455,845
	Consumer Staples – 3.2%
1,000,000	Kroger Co. 2.950%, 11/1/2021[6,8]	1,001,258
1,500,000	Rite Aid Corp. 6.125%, 4/1/2023[6,8,10]	1,398,750
		2,400,008
	Energy – 11.8%
1,500,000	Calumet Specialty Products Partners LP / Calumet Finance Corp. 6.500%, 4/15/2021[6,8]	1,500,000
1,000,000	CHC Group LLC / CHC Finance Ltd. (Cayman Islands) 0.000%, 10/1/2020* 6, 7, 9	1,320,000
1,000,000	Energy Transfer Partners LP 6.625%, 2/15/2028[6,8,11]	999,925
1,500,000	EP Energy LLC / Everest Acquisition Finance, Inc. 9.375%, 5/1/2024[6,8,10]	1,271,250
750,000	Midstates Petroleum Co., Inc. Escrow 0.000%, 6/1/2021* 2, 3, 5, 6	—
1,500,000	NGPL PipeCo LLC 7.768%, 12/15/2037[6,10]	1,871,250
1,000,000	Niska Gas Storage Ltd. / Niska Gas Storage Canada Finance Corp. (Canada) 6.500%, 4/1/2019[6,7,8]	1,008,750
900,000	Transocean Proteus Ltd. (Cayman Islands) 6.250%, 12/1/2024[6,7,8,10]	947,250
		8,918,425
	Financials – 4.8%
1,000,000	Ally Financial, Inc. 8.000%, 11/1/2031[6]	1,275,000
1,000,000	Kimco Realty Corp. 4.250%, 4/1/2045[6,8]	980,390
1,500,000	Uniti Group Inc / CSL Capital LLC 8.250%, 10/15/2023[6,8]	1,421,250
		3,676,640
	Industrials – 0.4%
500,000	Eletson Holdings, Inc. (Liberia) 9.625%, 1/15/2022[6,7,8,10]	262,500

	Materials – 2.7%
1,500,000	CF Industries, Inc. 4.500%, 12/1/2026[6,10]	1,545,152

Cedar Ridge Unconstrained Credit Fund

SCHEDULE OF INVESTMENTS - Continued

As of January 31, 2018 (Unaudited)

Principal Amount		Value

	Corporate Bonds (Continued)
	Materials (Continued)
$500,000	Kaiser Aluminum Corp. 5.875%, 5/15/2024[6,8]	$533,750
		2,078,902
	Technology – 1.4%
1,000,000	Rackspace Hosting, Inc. 8.625%, 11/15/2024[6,8,10]	1,063,750

	Utilities – 0.6%
500,000	GenOn Americas Generation LLC 8.500%, 10/1/2021[6]	478,750
1,000,000	Texas Competitive Electric Holdings Co, LLC Escrow 0.000%, 10/1/2020*, 2, 6	7,500
		486,250
	Total Corporate Bonds (Cost $30,116,372)	30,235,595

	Municipal Bonds – 104.1%
	Airport – 9.0%
500,000	City of Houston TX Airport System Revenue 5.000%, 7/1/2029[6,8]	548,760
2,275,000	New Jersey Economic Development Authority 5.250%, 9/15/2029[6,8]	2,488,645
	New York Transportation Development Corp.
1,650,000	5.000%, 8/1/2021[6]	1,797,131
800,000	5.000%, 7/1/2034[6,8]	881,904
1,000,000	San Francisco City & County Airport Comm-San Francisco International Airport 5.000%, 5/1/2046[6,8]	1,122,590
		6,839,030
	Development – 21.5%
1,850,000	Brooklyn Arena Local Development Corp. 5.000%, 7/15/2042[6,8]	2,075,274
4,600,000	California Pollution Control Financing Authority 8.000%, 7/1/2039[6,8,10]	5,042,474
1,000,000	Clayton County Development Authority 8.750%, 6/1/2029[6,8]	1,137,900
1,000,000	Louisiana Local Government Environmental Facilities & Community Development Authority 6.500%, 11/1/2035[6,8]	1,113,130
2,235,000	Mississippi Development Bank 6.875%, 12/1/2040[6,8]	2,752,805

Cedar Ridge Unconstrained Credit Fund

SCHEDULE OF INVESTMENTS - Continued

As of January 31, 2018 (Unaudited)

Principal Amount		Value

	Municipal Bonds (Continued)
	Development (Continued)
	New York Liberty Development Corp.
$1,350,000	5.250%, 10/1/2035[6]	$1,677,510
1,850,000	5.000%, 11/15/2044[6,8,10]	1,987,326
1,400,000	Ohio Water Development Authority 4.000%, 6/3/2019[6,11]	549,500
		16,335,919
	General – 11.8%
	M-S-R Energy Authority
1,000,000	6.125%, 11/1/2029[6]	1,229,280
1,000,000	6.125%, 11/1/2029[6]	1,229,280
3,000,000	New York City Transitional Finance Authority Future Tax Secured Revenue 1.070%, 5/1/2034[6,8,11]	3,000,000
1,675,000	Public Authority for Colorado Energy 6.500%, 11/15/2038[6]	2,311,868
400,000	Puerto Rico Public Finance Corp. 5.500%, 8/1/2031* 2, 6, 8	8,000
1,000,000	Texas Municipal Gas Acquisition & Supply Corp. I 6.250%, 12/15/2026[6]	1,187,240
		8,965,668
	Higher Education – 2.8%
1,700,000	Build NYC Resource Corp. 5.000%, 7/1/2041[6,8]	1,869,949
200,000	New York State Dormitory Authority 5.000%, 7/1/2031[6,8]	231,638
		2,101,587
	Medical – 5.0%
500,000	Johnson City Health & Educational Facilities Board 6.500%, 7/1/2038[6,8]	542,145
2,000,000	Louisiana Public Facilities Authority 5.000%, 5/15/2046[6,8]	2,194,400
1,000,000	Westchester County Local Development Corp. 5.000%, 11/1/2046[6,8]	1,067,350
		3,803,895
	Pollution – 3.4%
	Ohio Air Quality Development Authority
500,000	4.250%, 1/15/2038[6,8,10]	506,070
2,000,000	4.500%, 1/15/2048[6,8,10]	2,058,200
		2,564,270

Cedar Ridge Unconstrained Credit Fund

SCHEDULE OF INVESTMENTS - Continued

As of January 31, 2018 (Unaudited)

Principal Amount		Value

	Municipal Bonds (Continued)
	Power – 3.8%
	Puerto Rico Electric Power Authority
$3,165,000	5.000%, 7/1/2029* 2, 6, 8	$1,123,575
925,000	5.250%, 7/1/2040* 2, 6, 8	328,375
3,995,000	5.000%, 7/1/2042* 2, 6, 8	1,418,225
		2,870,175
	School District – 2.7%
	Chicago Board of Education
1,500,000	7.000%, 12/1/2044[6,8]	1,758,030
250,000	7.000%, 12/1/2046[6,8,10]	301,180
		2,059,210
	Tobacco Settlement – 18.2%
	Buckeye Tobacco Settlement Financing Authority
1,550,000	5.125%, 6/1/2024[6,8]	1,492,712
1,000,000	5.875%, 6/1/2047* 2, 6, 8	967,490
13,000,000	Children's Trust Fund 0.000%, 5/15/2050*, 6, 8	956,670
15,000,000	District of Columbia Tobacco Settlement Financing Corp. 0.000%, 6/15/2046*, 6, 8	1,481,100
2,500,000	Iowa Tobacco Settlement Authority 5.625%, 6/1/2046[6,8]	2,500,000
1,370,000	Michigan Tobacco Settlement Finance Authority 7.309%, 6/1/2034[6]	1,363,219
2,330,000	San Diego Tobacco Settlement Revenue Funding Corp. 7.125%, 6/1/2032[6]	2,659,322
2,400,000	Tobacco Settlement Financing Corp. 5.000%, 6/1/2041*, 6, 8	2,365,704
		13,786,217
	Transportation – 17.7%
1,300,000	Buffalo & Fort Erie Public Bridge Authority 5.000%, 1/1/2047[6,8]	1,473,719
1,650,000	Foothill-Eastern Transportation Corridor Agency 6.000%, 1/15/2049[6,8]	1,941,588
500,000	Kentucky Public Transportation Infrastructure Authority 5.750%, 7/1/2049[6,8]	555,290
1,000,000	New Jersey Economic Development Authority 5.000%, 10/1/2047[6,8]	1,079,450
900,000	North Texas Tollway Authority 5.000%, 1/1/2040[6,8]	990,720
	Texas Private Activity Bond Surface Transportation Corp.
500,000	7.000%, 12/31/2038[6,8]	590,220
1,290,000	7.000%, 6/30/2040[6,8]	1,432,339
1,530,000	6.750%, 6/30/2043[6,8]	1,780,874

Cedar Ridge Unconstrained Credit Fund

SCHEDULE OF INVESTMENTS - Continued

As of January 31, 2018 (Unaudited)

Principal Amount		Value

	Municipal Bonds (Continued)
	Transportation (Continued)
	Virginia Small Business Financing Authority
$800,000	5.000%, 7/1/2034[6,8]	$860,184
1,200,000	5.500%, 1/1/2042[6,8]	1,326,792
750,000	5.000%, 12/31/2052[6,8]	827,497
525,000	5.000%, 12/31/2056[6,8]	576,618
		13,435,291
	Water – 8.2%
	County of Jefferson AL Sewer Revenue
1,100,000	0.000%, 10/1/2046*, 6, 8	917,807
2,500,000	6.500%, 10/1/2053[6,8]	2,963,300
	Puerto Rico Commonwealth Aqueduct & Sewer Authority
1,955,000	5.750%, 7/1/2037[6,8]	1,451,587
1,200,000	5.250%, 7/1/2042[6,8]	888,000
		6,220,694
	Total Municipal Bonds (Cost $80,332,007)	78,981,956

Number of Shares

	Preferred Stocks – 2.5%
	Financials – 2.5%
66,700	American Homes 4 Rent 5.500%, N/A6, 8, 12, 13	1,894,947

	Total Preferred Stocks (Cost $1,801,631)	1,894,947

	Rights – 0.0%
17,126	Vistra Energy Corp.[3,5]	11,988

	Total Rights (Cost $—)	11,988

	Warrants – 0.0%
	Energy – 0.0%
2,418	Midstates Petroleum Co., Inc.*, 3, 5, 6	—

	Total Warrants (Cost $—)	—

	Short-Term Investments – 14.4%
10,899,785	Fidelity Investments Money Market Funds Government Portfolio - Institutional Class, 1.23%[14]	10,899,785

	Total Short-Term Investments (Cost $10,899,785)	10,899,785

Cedar Ridge Unconstrained Credit Fund

SCHEDULE OF INVESTMENTS - Continued

As of January 31, 2018 (Unaudited)

Principal Amount		Value

	Total Investments – 161.3% (Cost $124,933,645)	$122,417,825
	Liabilities in Excess of other assets – (61.3)%	(46,501,498)

	Total Net Assets – 100.0%	$75,916,327

	Securities Sold Short – (77.1)%
	Corporate Bonds – (28.7)%
	Communications – (6.0)%
	AT&T, Inc.
$(500,000)	4.125%, 2/17/2026[8]	$(504,813)
(1,000,000)	4.750%, 5/15/2046[8]	(968,666)
(1,000,000)	Netflix, Inc. 5.875%, 2/15/2025	(1,070,280)
(1,500,000)	Viacom, Inc. 4.250%, 9/1/2023[8]	(1,551,546)
(500,000)	Walt Disney Co. 1.850%, 7/30/2026	(451,104)
		(4,546,409)
	Consumer Discretionary – (5.7)%
(1,250,000)	Ford Motor Co. 4.750%, 1/15/2043	(1,231,111)
(1,000,000)	Jack Ohio Finance LLC / Jack Ohio Finance 1 Corp. 6.750%, 11/15/2021[8,10]	(1,052,500)
(1,000,000)	Kohl's Corp. 3.250%, 2/1/2023[8]	(995,404)
(1,000,000)	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp. 5.500%, 3/1/2025[8,10]	(1,009,375)
		(4,288,390)
	Consumer Staples – (5.3)%
(1,000,000)	B&G Foods, Inc. 5.250%, 4/1/2025[8]	(1,001,250)
(1,000,000)	BI-LO LLC / BI-LO Finance Corp. 9.250%, 2/15/2019[8,10]	(986,250)
(1,000,000)	CVS Health Corp. 3.500%, 7/20/2022[8]	(1,007,444)
(1,000,000)	Edgewell Personal Care Co. 4.700%, 5/24/2022	(1,017,500)
		(4,012,444)
	Financials – (4.6)%
(1,000,000)	Citigroup, Inc. 3.400%, 5/1/2026	(988,312)
(1,500,000)	Navient Corp. 5.875%, 10/25/2024	(1,506,045)

Cedar Ridge Unconstrained Credit Fund

SCHEDULE OF INVESTMENTS - Continued

As of January 31, 2018 (Unaudited)

Principal Amount		Value

	Securities Sold Short (Continued)
	Corporate Bonds (Continued)
	Financials (Continued)
$(1,000,000)	Synchrony Financial 4.500%, 7/23/2025[8]	$(1,031,484)
		(3,525,841)
	Health Care – (2.0)%
(1,500,000)	LifePoint Health, Inc. 5.875%, 12/1/2023[8]	(1,501,875)

	Industrials – (1.0)%
(750,000)	Caterpillar, Inc. 3.803%, 8/15/2042	(782,299)

	Materials – (2.0)%
(1,000,000)	INEOS Group Holdings S.A. (Luxembourg) 5.625%, 8/1/2024[7,8,10]	(1,026,250)
(484,554)	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC 5.750%, 10/15/2020[8]	(493,034)
		(1,519,284)
	Technology – (1.1)%
	Apple, Inc.
(250,000)	2.400%, 5/3/2023	(243,217)
(500,000)	4.450%, 5/6/2044	(552,682)
		(795,899)
	Utilities – (1.0)%
(750,000)	NRG Energy, Inc. 6.625%, 1/15/2027[8]	(793,500)

	Total Corporate Bonds (Proceeds $21,422,723)	(21,765,941)

	U.S. Treasury Securities – (48.4)%
(10,500,000)	United States Treasury Bond 3.000%, 2/15/2047	(10,620,992)
	United States Treasury Note
(7,000,000)	1.750%, 6/30/2022	(6,784,806)
(2,000,000)	2.250%, 1/31/2024	(1,959,766)
(10,000,000)	2.250%, 2/15/2027	(9,623,050)
(8,000,000)	2.375%, 5/15/2027	(7,772,504)

	Total U.S. Treasury Securities (Proceeds $37,789,781)	(36,761,118)

	Total Securities Sold Short (Proceeds $59,212,504)	$(58,527,059)

Cedar Ridge Unconstrained Credit Fund

SCHEDULE OF INVESTMENTS - Continued

As of January 31, 2018 (Unaudited)

LP – Limited Partnership

*	Non-income producing security.
[1]	Floating rate security.
[2]	Security is in default.
[3]	Level 3 securities fair valued under procedures established by the Board of Trustees, represents 0.02% of Net Assets. The total value of these securities is $17,163.
[4]	Bank loans generally pay interest at rates which are periodically determined by reference to a base lending rate plus a premium. All loans carry a variable rate of interest. These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate ("LIBOR") or (iii) the Certificate of Deposit rate. Bank Loans, while exempt from registration, under the Securities Act of 1933, contain certain restrictions on resale and cannot be sold publicly. Floating rate bank loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy.
[5]	Illiquid security, represents 0.09% of Net Assets. The total value of these securities is $66,609.
[6]	All or a portion of this security is segregated as collateral for securities sold short.
[7]	Foreign security denominated in U.S. Dollars.
[8]	Callable.
[9]	Convertible security.
[10]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $26,369,527 which represents 34.73% of Net Assets.
[11]	Variable rate security.
[12]	Step rate security.
[13]	Perpetual security. Maturity date is not applicable.
[14]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

Cedar Ridge Unconstrained Credit Fund

NOTES TO SCHEDULE OF INVESTMENTS

January 31, 2018 (Unaudited)

Note 1 – Organization

Cedar Ridge Unconstrained Credit Fund (the ‘‘Fund’’) was organized as a non-diversified series of Investment Managers Series Trust II, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary investment objective is to seek capital appreciation and income. The Fund commenced investment operations on December 12, 2013, with two classes of shares, Investor Class and Institutional Class.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments

The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Investments in an open-end investment companies are valued at the daily closing net asset value of the respective investment company. Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

(b) Short Sales

Short sales are transactions under which the Fund sells a security it does not own in anticipation of a decline in the value of that security. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. When a security is sold short a decrease in the value of the security will be recognized as a gain and an increase in the value of the security will be recognized as a loss, which is potentially limitless. Until the security is replaced, the Fund is required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan which is recorded as an expense. To borrow the security, the Fund also may be required to pay a premium or an interest fee, which are recorded as interest expense. Cash or securities are segregated for the broker to meet the necessary margin requirements. The Fund is subject to the risk that it may not always be able to close out a short position at a particular time or at an acceptable price.

Cedar Ridge Unconstrained Credit Fund

NOTES TO SCHEDULE OF INVESTMENTS – Continued

January 31, 2018 (Unaudited)

(c) Municipal Bonds

Municipal bonds are debt obligations issued by the states, possessions, or territories of the United States (including the District of Columbia) or a political subdivision, public instrumentality, agency, public authority or other governmental unit of such states, possessions, or territories (e.g., counties, cities, towns, villages, districts and authorities). Municipal bonds may be issued as taxable securities, or as federally tax-exempt securities. States, possessions, territories and municipalities may issue municipal bonds to raise funds for various public purposes such as airports, housing, hospitals, mass transportation, schools, water and sewer works, gas, and electric utilities. They may also issue municipal bonds to refund outstanding obligations and to meet general operating expenses. Municipal bonds may be general obligation bonds or revenue bonds. General obligation bonds are secured by the issuer’s pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue bonds are payable from revenues derived from particular facilities, from the proceeds of a special excise tax or from other specific revenue sources. They are not usually payable from the general taxing power of a municipality. In addition, certain types of “private activity” bonds may be issued by public authorities to obtain funding for privately operated facilities, such as housing and pollution control facilities, for industrial facilities and for water supply, gas, electricity and waste disposal facilities. Other types of private activity bonds are used to finance the construction, repair or improvement of, or to obtain equipment for, privately operated industrial or commercial facilities. Current federal tax laws place substantial limitations on the size of certain of such issues. In certain cases, the interest on a private activity bond may not be exempt from federal income tax or the alternative minimum tax.

Note 3 – Federal Income Taxes

At January 31, 2018, gross unrealized appreciation and depreciation on investments and securities sold short, based on cost for federal income tax purposes were as follows:

Cost of investments	$65,736,549

Gross unrealized appreciation	$4,000,361
Gross unrealized depreciation	(5,846,144)
Net unrealized depreciation on investments	$(1,845,783)

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Note 4 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Cedar Ridge Unconstrained Credit Fund

NOTES TO SCHEDULE OF INVESTMENTS – Continued

January 31, 2018 (Unaudited)

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of January 31, 2018, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3**	Total
Assets
Investments
Bank Loans	$-	$-	$5,175	$5,175
Common Stocks
Consumer Discretionary	-	48,846	-	48,846
Energy	5,596	-	-	5,596
Utilities	333,937	-	-	333,937
Corporate Bonds
Communications	-	4,893,275	-	4,893,275
Consumer Discretionary	-	6,455,845	-	6,455,845
Consumer Staples	-	2,400,008	-	2,400,008
Energy	-	8,918,425	-	8,918,425
Financials	-	3,676,640	-	3,676,640
Industrials	-	262,500	-	262,500

Cedar Ridge Unconstrained Credit Fund

NOTES TO SCHEDULE OF INVESTMENTS – Continued

January 31, 2018 (Unaudited)

	Level 1	Level 2	Level 3**	Total
Materials	-	2,078,902	-	2,078,902
Technology	-	1,063,750	-	1,063,750
Utilities	-	486,250	-	486,250
Municipal Bonds*	-	78,981,956	-	78,981,956
Preferred Stocks
Financials	1,894,947	-	-	1,894,947
Rights	-	-	11,988	11,988
Warrants	-	-	-	-
Short-Term Investments	10,899,785	-	-	10,899,785
Total Assets	$13,134,265	$109,266,397	$17,163	$122,417,825

Liabilities
Securities Sold Short
Corporate Bonds*	$-	$21,765,941	$-	$21,765,941
U.S. Treasury Securities	-	36,761,118	-	36,761,118
Total Liabilities	$-	$58,527,059	$-	$58,527,059

*	All municipal bonds and corporate bonds held short in the Fund are Level 2 securities. For a detailed break-out by major industry classification, please refer to the Schedule of Investments.
**	The Fund held level 3 securities valued at zero at period end.

Transfers between Levels 1, 2, and 3 are recognized at the end of the reporting period. The following is a reconciliation of transfers between Levels for the Fund from October 31, 2017 to January 31, 2018, represented by recognizing the January 31, 2018 market value of securities:

Transfers into Level 2	$-
Transfers out of Level 2	(11,988)
Net transfers in (out) of Level 2	$(11,988)

Transfers into Level 3	$11,988
Transfers out of Level 3	-
$11,988

Cedar Ridge Unconstrained Credit Fund

NOTES TO SCHEDULE OF INVESTMENTS – Continued

January 31, 2018 (Unaudited)

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining value:

Beginning balance October 31, 2017	$5,173
Transfers into Level 3 during the period	11,988
Transfers out of Level 3 during the period	-
Total realized gain/(loss)	-
Total unrealized appreciation/(depreciation)	2
Net purchases	-
Net sales	-
Payment-in-kind interest	-
Principal paydown	-
Return of capital distribution	-
Balance as of January 31, 2018	$17,163

The following table presents additional information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of January 31, 2018:

	Fair Value	Valuation	Unobservable	Impact to Valuation from an
	January 31, 2018	Methodologies	Input(1)	Increase in Input(2)
Bank Loans	$5,175	Fair Value Pricing	Adjusted by management to reflect current conditions	Increase
Corporate Bonds	-	Fair Value Pricing	Adjusted by management to reflect current conditions	Increase
Rights	11,988	Fair Value Pricing	Adjusted by management to reflect current conditions	Increase
Warrants	-	Fair Value Pricing	Adjusted by management to reflect current conditions	Increase

(1)	The investment advisor considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.
(2)	This column represents the directional change in the fair value of the Level 3 investments that would result from an increase to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect.

Item 2. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Investment Managers Series Trust II

By:	/s/ Terrance Gallagher
Title:	Terrance Gallagher, President
Date:	4/2/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*	/s/ Terrance Gallagher
(Signature and Title)	Terrance Gallagher, President
Date:	4/2/2018

By:*	/s/ Rita Dam
(Signature and Title)	Rita Dam, Treasurer
Date:	4/2/2018

*	Print the name and title of each signing officer under his or her signature.